Share Based Payments Expense (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Payments Share Based Payments Expense 1		$ 766,000
Share-based Payments Share Based Payments Expense 2		599,000
Share-based Payments Share Based Payments Expense 3		572,000
Share-based Payments Share Based Payments Expense 4		10,000
Share-based Payments Share Based Payments Expense 5		39,000
Share-based Payments Share Based Payments Expense 6		25,000
Share-based Payments Share Based Payments Expense 7		44,000
Share-based Payments Share Based Payments Expense 8		194,000
Share-based Payments Share Based Payments Expense 9		1,421,000
Share-based Payments Share Based Payments Expense 10		828,000
Share-based Payments Share Based Payments Expense 1	164,000
Share-based Payments Share Based Payments Expense 2	163,000
Share-based Payments Share Based Payments Expense 3	79,000
Share-based Payments Share Based Payments Expense 4	0
Share-based Payments Share Based Payments Expense 5	108,000
Share-based Payments Share Based Payments Expense 6	12,000
Share-based Payments Share Based Payments Expense 7	351,000
Share-based Payments Share Based Payments Expense 8	$ 175,000